Debt (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2014	Nov. 18, 2014
Debt
Amount outstanding	$ 74,000,000
Debt interest expense	4,119,736	3,089,007	1,221,753
Interest payable	43,905	94,905
Deferred loan costs incurred	2,905,259
Deferred loan costs amortization	864,318	751,352	254,454
Senior secured revolving credit facility
Debt
Borrowing capacity				190,000,000
Amount outstanding	74,000,000			75,000,000	94,200,000
Undrawn borrowing capacity	116,000,000
Deferred loan costs incurred	$ 2,907,382
Senior secured revolving credit facility | Base rate option | Federal funds rate
Debt
Additional margin				0.50%
Senior secured revolving credit facility | Base rate option | One month LIBOR
Debt
Applicable margin				1.50%
Senior secured revolving credit facility | LIBOR option | One month LIBOR
Debt
Applicable margin				2.50%
Additional margin				1.00%